Credit risk management	12 Months Ended
Sep. 30, 2023
Credit risk management
Credit risk management

Note 11. Credit risk management

		Note
Index	Note name	number
Credit risk	Credit risk management framework	11.1
The risk of financial loss where a customer or counterparty fails to meet their financial obligations to Westpac.	Credit risk ratings system	11.2
	Credit concentrations and maximum exposure to credit risk	11.3
	Credit quality of financial assets	11.4
	Credit risk mitigation, collateral and other credit enhancements	11.5

11.1  Credit risk management framework

Please refer to Note 21.1 for details of the Group’s overall risk management framework.

●	The Group maintains a Credit Risk Management Framework, a Credit Risk Management Strategy, and a Credit Risk Appetite Statement, and a number of supporting policies and appetite statements that define roles and responsibilities, acceptable practices, limits and key controls.
●	The Credit Risk Management Framework describes the principles, methodologies, systems, roles and responsibilities, reports and key controls for managing credit risk.
●	The BRiskC, Westpac Group Executive Risk Committee (RISKCO) and Westpac Group Credit Risk Committee (CREDCO) monitor the risk profile, performance and management of the Group’s credit portfolio and the development and review of key credit risk policies.
●	The Credit Risk Rating System Policy describes the credit risk rating system philosophy, design, key features and uses of rating outcomes.
●	All models materially impacting the risk rating process are periodically reviewed in accordance with Westpac’s model risk policies.
●	An annual review is performed of the Credit Risk Rating System by the BRiskC and CREDCO.
●	Specific credit risk estimates (including PD, LGD and EAD levels) are overseen and reviewed annually in line with the Group’s Credit Model Risk Policy. Models are approved under delegated authority from the Chief Risk Officer. Model Risk is overseen by the Group’s Model Risk Committee.
●	In determining the provision for ECL, the forward-looking economic inputs and the probability weightings of the forward-looking scenarios as well as any adjustments made to the modelled outcomes are subject to the approval of the Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).
●	Policies for the delegation of credit approval authorities and formal limits for the extension of credit are established throughout the Group.
●	Credit manuals are established and maintained throughout the Group including policies governing the origination, evaluation, approval, documentation, settlement and ongoing management of credit risks.
●	Climate change related credit risks are considered in line with our Climate Change Position Statement and Action Plan. Climate change risks are managed in accordance with the Group’s risk framework which is supported by the Sustainability Risk Management Framework (SRMF), Group Environmental, Social and Governance (ESG) Credit Risk Policy and Board Risk Appetite Statements (RAS). Where appropriate, these are applied at the portfolio, customer and transaction level.
●	The Climate Change Financial Risk Committee oversees work to identify and manage the potential impact on credit exposures from climate change-related transition and physical risks across the Group and reports to CREDCO.
●	The Group’s ESG Credit Risk Policy details the Group’s overall approach to managing ESG risks in the credit risk process for applicable transactions.
●	Sector policies guide credit extension where industry-specific guidelines are considered necessary (e.g. acceptable financial ratios or permitted collateral).
●	The Related Entity Risk Management Policy and supporting policies govern credit exposures to related entities, to minimise the spread of credit risk between Group entities and to comply with prudential requirements prescribed by APRA.

Note 11. Credit risk management (continued)

11.2  Credit risk ratings system

The principal objective of the credit risk rating system is to assess the credit risk to which the Group is exposed. The Group has two main approaches to this assessment.

Transaction-managed customers

Transaction managed customers are generally customers with business lending exposures. They are individually assigned a Customer Risk Grade (CRG), corresponding to their expected PD. Each facility is assigned an LGD. The Group’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s and S&P Global Ratings (S&P) external senior unsecured ratings.

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to the Group’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
	G	Substandard/Default
	H	Doubtful/Default

Program-managed portfolio

The program-managed portfolio generally includes retail products including mortgages, personal lending (including credit cards) as well as certain small to medium sized enterprise lending. These customers are grouped into pools of similar risk. Pools are created by analysing similar risk characteristics that have historically predicted that an account is likely to go into default. Customers grouped according to these predictive characteristics are assigned a PD and LGD relative to their pool. The credit quality of these pools is based on a combination of behavioural factors, delinquency trends, PD estimates and loan to valuation ratio (housing loans only).

11.3  Credit risk concentrations and maximum exposure to credit risk

Credit risk concentrations

Credit risk is concentrated when a number of counterparties are engaged in similar activities, have similar economic characteristics and thus may be similarly affected by changes in economic or other conditions.

The Group monitors its credit portfolio to manage risk concentrations and rebalance the portfolio.

Individual customers or groups of related customers

The Group has large exposure limits governing the aggregate size of credit exposure normally acceptable to individual customers and groups of related customers. These limits are tiered by customer risk grade.

Specific industries

Exposures to businesses, governments and other financial institutions are classified into a number of industry clusters based on related Australian and New Zealand Standard Industrial Classification (ANZSIC) codes and are monitored against the Group’s industry risk appetite limits.

Individual countries

The Group has limits governing risks related to individual countries, such as political situations, government policies and economic conditions that may adversely affect either a customer’s ability to meet its obligations to the Group, or the Group’s ability to realise its assets in a particular country.

Note 11. Credit risk management (continued)

Maximum exposure to credit risk

The maximum exposure to credit risk (excluding collateral received) is represented by the carrying amount of on-balance sheet financial assets (which comprise cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, other financial assets and certain balances included in assets held for sale) and undrawn credit commitments.

The following tables set out the credit risk concentrations to which the Group and the Parent Entity are exposed for on-balance sheet financial assets and for undrawn credit commitments.

The balances for trading securities and financial assets measured at FVIS and investment securities exclude equity securities as the primary financial risk is not credit risk.

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 16)
●
58% (2022: 61%) were issued by financial institutions for the Group;

59% (2022: 63%) for the Parent Entity.

●
37% (2022: 33%) were issued by government or semi-government authorities for the Group;

37% (2022: 32%) for the Parent Entity.

●
76% (2022: 76%) were held in Australia by the Group;

83% (2022: 82%) by the Parent Entity.

Investment securities (Note 17)
●
21% (2022: 17%) were issued by financial institutions for the Group;

22% (2022: 18%) for the Parent Entity.

●
79% (2022: 82%) were issued by government or semi-government authorities for the Group;

78% (2022: 82%) for the Parent Entity.

●
89% (2022: 91%) were held in Australia by the Group;

99% (2022: 98%) by the Parent Entity.

Loans (Note 9)	● The following tables provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	● 80% (2022: 84%) were issued by financial institutions for both the Group and the Parent Entity. ● 75% (2022: 79%) were held in Australia by the Group; 76% (2022: 80%) by the Parent Entity.

Note 11. Credit risk management (continued)

		2023				2022
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,747	22	1,606	10,375	7,984	12	1,682	9,678
Agriculture, forestry and fishing	11,860	52	2,667	14,579	11,291	62	2,661	14,014
Construction	6,988	37	4,427	11,452	6,608	82	3,830	10,520
Finance and insurance[1]	27,948	129,081	13,426	170,455	22,877	143,402	11,403	177,682
Government, administration and defence	642	62,231	1,412	64,285	653	63,965	1,479	66,097
Manufacturing	9,630	824	7,381	17,835	9,425	1,539	6,063	17,027
Mining	2,331	520	3,368	6,219	2,819	446	3,610	6,875
Property	55,494	668	13,326	69,488	53,104	588	12,238	65,930
Property services and business services	13,128	207	6,533	19,868	12,959	126	6,653	19,738
Services	13,155	86	8,721	21,962	11,171	88	8,954	20,213
Trade	14,197	452	9,352	24,001	14,046	522	7,578	22,146
Transport and storage	8,782	668	5,428	14,878	8,738	819	5,610	15,167
Utilities	7,288	924	5,874	14,086	6,381	798	4,320	11,499
Retail lending	493,720	936	86,143	580,799	477,314	659	87,417	565,390
Other	4,362	576	1,526	6,464	5,480	952	1,970	8,402
Total Australia	678,272	197,284	171,190	1,046,746	650,850	214,060	165,468	1,030,378
New Zealand
Accommodation, cafes and restaurants	317	1	33	351	309	1	79	389
Agriculture, forestry and fishing	8,823	62	623	9,508	8,555	25	614	9,194
Construction	408	2	460	870	423	1	390	814
Finance and insurance	4,440	15,779	2,414	22,633	3,727	17,608	1,643	22,978
Government, administration and defence	183	7,598	809	8,590	138	6,066	665	6,869
Manufacturing	2,128	33	1,374	3,535	1,783	1,512	1,243	4,538
Mining	156	4	72	232	191	9	82	282
Property	7,011	618	1,291	8,920	6,530	569	1,244	8,343
Property services and business services	996	111	420	1,527	873	216	614	1,703
Services	1,620	26	1,106	2,752	1,356	16	1,195	2,567
Trade	2,404	25	1,115	3,544	2,515	47	1,178	3,740
Transport and storage	762	115	403	1,280	981	77	609	1,667
Utilities	1,566	606	1,488	3,660	1,243	495	1,205	2,943
Retail lending	62,397	92	13,979	76,468	57,344	62	12,733	70,139
Other	115	81	152	348	156	70	148	374
Total New Zealand	93,326	25,153	25,739	144,218	86,124	26,774	23,642	136,540
Other overseas
Accommodation, cafes and restaurants	107	-	10	117	116	-	10	126
Agriculture, forestry and fishing	3	-	1	4	1	-	1	2
Construction	60	-	127	187	34	-	122	156
Finance and insurance[1]	2,413	14,236	4,417	21,066	2,508	14,328	3,703	20,539
Government, administration and defence	-	3,218	-	3,218	1	3,465	-	3,466
Manufacturing	211	1	1,639	1,851	523	1	2,524	3,048
Mining	29	-	664	693	74	-	693	767
Property	424	1	43	468	397	1	30	428
Property services and business services	544	22	400	966	728	27	536	1,291
Services	189	2	335	526	100	-	672	772
Trade	998	3	1,359	2,360	1,257	2	2,380	3,639
Transport and storage	438	6	132	576	468	1	209	678
Utilities	232	1	39	272	232	-	33	265
Retail lending	403	3	16	422	393	3	33	429
Other	38	75	40	153	47	146	43	236
Total other overseas	6,089	17,568	9,222	32,879	6,879	17,974	10,989	35,842
Total gross credit risk	777,687	240,005	206,151	1,223,843	743,853	258,808	200,099	1,202,760

1.	Comparative amounts have been revised to align to current year presentation.

Note 11. Credit risk management (continued)

		2023				2022
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	8,714	22	1,606	10,342	7,950	12	1,682	9,644
Agriculture, forestry and fishing	11,812	52	2,667	14,531	11,245	62	2,661	13,968
Construction	6,468	36	4,427	10,931	6,181	82	3,830	10,093
Finance and insurance[1]	27,899	176,422	13,426	217,747	22,830	191,300	11,403	225,533
Government, administration and defence	640	62,231	1,412	64,283	651	63,965	1,479	66,095
Manufacturing	9,485	824	7,381	17,690	9,284	1,538	6,063	16,885
Mining	2,305	520	3,368	6,193	2,796	446	3,610	6,852
Property	55,457	668	13,326	69,451	53,052	588	12,238	65,878
Property services and business services	12,823	207	6,533	19,563	12,631	125	6,653	19,409
Services	12,958	86	8,721	21,765	10,974	88	8,954	20,016
Trade	14,039	452	9,352	23,843	13,897	522	7,578	21,997
Transport and storage	8,529	668	5,428	14,625	8,508	819	5,610	14,937
Utilities	7,265	924	5,874	14,063	6,359	797	4,320	11,476
Retail lending	493,703	934	86,142	580,779	477,288	656	87,414	565,358
Other	3,898	474	1,526	5,898	5,034	789	1,964	7,787
Total Australia	675,995	244,520	171,189	1,091,704	648,680	261,789	165,459	1,075,928
New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-	-	-
Agriculture, forestry and fishing	-	29	4	33	7	3	3	13
Construction	4	-	52	56	3	-	34	37
Finance and insurance	-	9,916	112	10,028	-	11,765	100	11,865
Government, administration and defence	-	1,761	2	1,763	-	1,165	2	1,167
Manufacturing	43	26	85	154	45	1,285	59	1,389
Mining	-	3	-	3	-	8	-	8
Property	-	138	1	139	-	120	1	121
Property services and business services	5	19	13	37	11	214	15	240
Services	-	20	7	27	-	12	4	16
Trade	316	20	254	590	422	44	193	659
Transport and storage	1	15	20	36	1	10	21	32
Utilities	-	311	77	388	-	292	62	354
Retail lending	-	-	1	1	-	1	-	1
Other	-	2	-	2	-	-	1	1
Total New Zealand	369	12,260	628	13,257	489	14,919	495	15,903
Other overseas
Accommodation, cafes and restaurants	75	-	10	85	70	-	10	80
Agriculture, forestry and fishing	2	-	1	3	1	-	1	2
Construction	53	-	109	162	27	-	115	142
Finance and insurance[1]	2,406	14,341	4,410	21,157	2,501	14,276	3,688	20,465
Government, administration and defence	-	1,831	-	1,831	-	2,357	-	2,357
Manufacturing	195	1	1,636	1,832	519	1	2,470	2,990
Mining	2	-	662	664	43	-	690	733
Property	198	1	19	218	191	-	11	202
Property services and business services	521	22	395	938	705	27	532	1,264
Services	173	1	332	506	82	-	671	753
Trade	866	3	1,242	2,111	1,142	2	2,228	3,372
Transport and storage	410	6	128	544	406	1	201	608
Utilities	207	1	18	226	210	-	14	224
Retail lending	334	-	14	348	312	-	30	342
Other	28	75	20	123	35	145	17	197
Total other overseas	5,470	16,282	8,996	30,748	6,244	16,809	10,678	33,731
Total gross credit risk	681,834	273,062	180,813	1,135,709	655,413	293,517	176,632	1,125,562

1.	Comparative amounts have been revised to align to current year presentation.

Note 11. Credit risk management (continued)

11.4  Credit quality of financial assets

Credit quality disclosures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 11.2) and expectations of future economic conditions under multiple scenarios.

Consolidated		2023				2022
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	408,900	42,316	-	451,216	393,754	41,790	-	435,544
Good/satisfactory	40,365	35,626	-	75,991	36,862	35,581	-	72,443
Weak	2,018	12,612	5,237	19,867	1,916	10,133	3,916	15,965
Total loans - housing	451,283	90,554	5,237	547,074	432,532	87,504	3,916	523,952
Loans - personal
Strong	4,807	84	-	4,891	4,961	99	-	5,060
Good/satisfactory	5,701	1,039	-	6,740	6,903	1,056	-	7,959
Weak	159	397	192	748	232	433	213	878
Total loans - personal	10,667	1,520	192	12,379	12,096	1,588	213	13,897
Loans - business
Strong	82,382	14,221	-	96,603	82,280	5,704	-	87,984
Good/satisfactory	61,333	52,308	-	113,641	87,770	23,018	-	110,788
Weak	96	4,980	2,914	7,990	84	4,031	3,117	7,232
Total loans - business	143,811	71,509	2,914	218,234	170,134	32,753	3,117	206,004
Debt securities
Strong	73,963	-	-	73,963	75,230	-	-	75,230
Good/satisfactory	-	51	-	51	-	77	-	77
Weak	-	876	-	876	-	774	-	774
Total debt securities[2]	73,963	927	-	74,890	75,230	851	-	76,081
Assets held for sale
Strong	-	-	-	-	20	-	-	20
Total assets held for sale	-	-	-	-	20	-	-	20
All other financial assets
Strong	112,482	-	-	112,482	116,466	-	-	116,466
Good/satisfactory	597	-	-	597	596	-	-	596
Weak	197	-	-	197	37	-	-	37
Total all other financial assets	113,276	-	-	113,276	117,099	-	-	117,099
Undrawn credit commitments
Strong	152,160	12,765	-	164,925	150,424	7,235	-	157,659
Good/satisfactory	25,714	13,706	-	39,420	34,011	6,946	-	40,957
Weak	97	1,343	366	1,806	100	1,036	347	1,483
Total undrawn credit commitments	177,971	27,814	366	206,151	184,535	15,217	347	200,099

Total strong	834,694	69,386	-	904,080	823,135	54,828	-	877,963
Total good/satisfactory	133,710	102,730	-	236,440	166,142	66,678	-	232,820
Total weak	2,567	20,208	8,709	31,484	2,369	16,407	7,593	26,369
Total on and off-balance sheet	970,971	192,324	8,709	1,172,004	991,646	137,913	7,593	1,137,152

1.      This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.      Debt securities included $1,438 million (2022: $1,187 million) at amortised cost. $511 million (2022: $336 million) of these are classified as strong, $51 million (2022: $77 million) are classified as good/satisfactory and $876 million (2022: $774 million) are classified as weak.

Details of collateral held in support of these balances are provided in Note 11.5.

Note 11. Credit risk management (continued)

Parent Entity		2023				2022
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	366,904	35,852	-	402,756	349,025	40,448	-	389,473
Good/satisfactory	35,631	29,107	-	64,738	30,966	32,458	-	63,424
Weak	1,746	11,786	4,754	18,286	1,646	9,545	3,587	14,778
Total loans - housing	404,281	76,745	4,754	485,780	381,637	82,451	3,587	467,675
Loans - personal
Strong	4,338	55	-	4,393	4,506	77	-	4,583
Good/satisfactory	5,390	914	-	6,304	6,582	950	-	7,532
Weak	117	299	180	596	178	334	198	710
Total loans - personal	9,845	1,268	180	11,293	11,266	1,361	198	12,825
Loans - business
Strong	70,393	13,287	-	83,680	70,028	5,284	-	75,312
Good/satisfactory	48,859	45,824	-	94,683	74,339	19,112	-	93,451
Weak	68	3,749	2,581	6,398	69	3,242	2,839	6,150
Total loans - business	119,320	62,860	2,581	184,761	144,436	27,638	2,839	174,913
Debt securities
Strong	67,257	-	-	67,257	69,944	-	-	69,944
Good/satisfactory	-	51	-	51	-	77	-	77
Total debt securities[2]	67,257	51	-	67,308	69,944	77	-	70,021
All other financial assets
Strong	155,014	-	-	155,014	157,534	-	-	157,534
Good/satisfactory	515	-	-	515	427	-	-	427
Weak	50	-	-	50	31	-	-	31
Total all other financial assets	155,579	-	-	155,579	157,992	-	-	157,992
Undrawn credit commitments
Strong	132,925	11,198	-	144,123	131,918	6,594	-	138,512
Good/satisfactory	23,077	12,042	-	35,119	30,953	5,814	-	36,767
Weak	78	1,150	343	1,571	79	945	329	1,353
Total undrawn credit commitments	156,080	24,390	343	180,813	162,950	13,353	329	176,632

Total strong	796,831	60,392	-	857,223	782,955	52,403	-	835,358
Total good/satisfactory	113,472	87,938	-	201,410	143,267	58,411	-	201,678
Total weak	2,059	16,984	7,858	26,901	2,003	14,066	6,953	23,022
Total on and off-balance sheet	912,362	165,314	7,858	1,085,534	928,225	124,880	6,953	1,060,058

1.      This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.      Debt securities included $51 million (2022: $79 million) at amortised cost. $0 million (2022: $2 million) of these are classified as strong and $51 million (2022: $77 million) are classified as good/satisfactory.

Details of collateral held in support of these balances are provided in Note 11.5.

Note 11. Credit risk management (continued)

11.5  Credit risk mitigation, collateral and other credit enhancements

Westpac uses a variety of techniques to reduce the credit risk arising from its lending activities. This includes the Group establishing that it has direct, irrevocable and unconditional recourse to collateral and other credit enhancements through obtaining legally enforceable documentation.

Collateral

The table below describes the nature of collateral or security held for each relevant class of financial asset.

Loans – housing and personal[1]

Housing loans are secured by a mortgage over property and additional security may take the form of guarantees and deposits.

Personal lending (including credit cards and overdrafts) is predominantly unsecured. Where security is taken, it is restricted to eligible motor vehicles, caravans, campers, motor homes and boats. Personal lending also includes margin lending which is secured primarily by shares or managed funds.

Loans – business[1]

Business loans may be secured, partially secured or unsecured. Security is typically taken by way of a mortgage over property and/or a general security agreement over business assets or other assets.

Other security such as guarantees, standby letters of credit or derivative protection may also be taken as collateral, if appropriate.

Trading securities, financial assets measured at FVIS and derivatives

These exposures are carried at fair value which reflects the credit risk.

For trading securities, no collateral is sought directly from the issuer or counterparty; however this may be implicit in the terms of the instrument (such as an asset-backed security). The terms of debt securities may include collateralisation.

For derivatives, master netting agreements are typically used to enable the effects of derivative assets and liabilities with the same counterparty to be offset when measuring these exposures. Additionally, collateralisation agreements are also typically entered into with major institutional counterparties to avoid the potential build-up of excessive mark-to-market positions. Derivative transactions are increasingly being cleared through central clearers.

1.This includes collateral held in relation to associated credit commitments.

Note 11. Credit risk management (continued)

Management of risk mitigation

The Group mitigates credit risk through controls covering:

Collateral and valuation management

The estimated realisable value of collateral held in support of loans is based on a combination of:

●
Formal valuations currently held for such collateral; and
●
Management’s assessment of the estimated realisable value of all collateral held.

This analysis also takes into consideration any other relevant knowledge available to management at the time. Updated valuations are obtained when appropriate.

The Group revalues collateral related to financial markets positions on a daily basis and has formal processes in place to promptly call for collateral top-ups, if required. These processes include margining for non-centrally cleared customer derivatives as regulated by Australian Prudential Standard CPS226. The collateralisation arrangements are documented via the Credit Support Annex of the ISDA dealing agreements and Global Master Repurchase Agreements (GMRA) for repurchase transactions.

In relation to financial markets positions, Westpac only recognises collateral which is:

●
Cash, primarily in Australian dollars (AUD), New Zealand dollars (NZD), US dollars (USD), Canadian dollars (CAD), British pounds (GBP) or European Union euro (EUR);
●
Bonds issued by Australian Commonwealth, State and Territory governments or their Public Sector Enterprises, provided these attract a zero risk-weighting under Australian Prudential Standard (APS) 112;
●
Securities issued by other sovereign governments and supranationals as approved by an authorised credit officer; or
●
Protection bought via credit-linked notes (provided the proceeds are invested in cash or other eligible collateral).

Other credit enhancements

The Group only recognises guarantees, standby letters of credit, or credit derivative protection from entities meeting minimum eligibility requirements (provided they are not related to the entity with which Westpac has a credit exposure) including but not limited to:

●
Sovereign;
●
Australia and New Zealand public sector;
●
ADIs and overseas banks with a minimum risk grade equivalent of A3 / A–; and
●
Others with a minimum risk grade equivalent of A3 / A–.

Credit Portfolio Management (CPM) manages the Group’s corporate, sovereign and bank credit portfolios through monitoring the exposure and any offsetting hedge positions.

CPM purchases credit protection from entities that meet minimum eligibility requirements.

Offsetting

Creditworthy customers domiciled in Australia and New Zealand may enter into formal agreements with the Group, permitting the Group to set-off gross credit and debit balances in their nominated accounts. Cross-border set-offs are not permitted.

Close-out netting is undertaken with counterparties with whom the Group has entered into a legally enforceable master netting agreement for their off-balance sheet financial market transactions in the event of default.

Further details of offsetting are provided in Note 23.

Central clearing

The Group executes derivative transactions through central clearing counterparties. Central clearing counterparties mitigate risk through stringent membership requirements, the collection of margin against all trades placed, the default fund, and an explicitly defined order of priority of payments in the event of default.

Collateral held against loans

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Note 11. Credit risk management (continued)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held:

		2023				2022
	Housing	Personal	Business		Housing	Personal	Business
%	loans[1]	loans	loans	Total	loans[1]	loans	loans	Total
Performing loans
Consolidated
Fully secured	100.0	10.0	66.1	89.1	100.0	10.0	66.0	88.9
Partially secured	-	16.4	15.2	4.5	-	24.0	14.6	4.5
Unsecured	-	73.6	18.7	6.4	-	66.0	19.4	6.6
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	10.9	66.3	89.4	100.0	10.8	65.9	89.2
Partially secured	-	18.0	15.3	4.5	-	25.9	14.4	4.3
Unsecured	-	71.1	18.4	6.1	-	63.3	19.7	6.5
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans
Consolidated
Fully secured	93.9	-	55.3	78.2	93.2	-	54.1	73.7
Partially secured	6.1	33.9	23.9	13.0	6.8	42.7	22.7	14.7
Unsecured	-	66.1	20.8	8.8	-	57.3	23.2	11.6
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	93.9	-	56.8	78.9	93.2	-	56.7	74.8
Partially secured	6.1	35.6	23.3	12.7	6.8	44.4	22.2	14.5
Unsecured	-	64.4	19.9	8.4	-	55.6	21.1	10.7
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

1.      For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Notes 9 and 10 respectively. The credit quality of loans is disclosed in Note 11.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Cash, primarily for derivatives	3,526	6,372	3,244	6,300
Securities under reverse repurchase agreements[2]	11,862	8,838	11,821	8,838
Securities under derivatives and stock borrowing[2]	53	58	53	58
Total other collateral held	15,441	15,268	15,118	15,196

2.      Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.